Financial Instruments - Additional Information - Risk Management (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Reduction in income	$ 42
Hypothetic foreign exchange rate strengthening	10.00%
Financial debt percentage	64.00%
Current maturities of debt	$ 197	$ 22
Other financial obligations	948	927
Cash flows provided by operating activities from continuing operations	1,979	1,824	$ 2,096
Revolving credit facility	2,352
Allowance for expected credit loss	84	$ 77
2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility	$ 2,352
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage	18.00%
Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage	17.00%
Other Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.10%	5.40%
Financial debt percentage	1.00%
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit loss	$ 29
United States [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit loss	11
Europe [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit loss	19
Middle East and Africa [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit loss	19
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reduction in income	$ 10
Interest rate risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	0.50%
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	20.00%	24.00%
Currency risk [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	27.00%
Currency risk [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	31.00%
Currency risk [member] | South, Central America and the Caribbean region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	7.00%
Currency risk [member] | Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%
Currency risk [member] | Europe [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	24.00%
Currency risk [member] | Middle East and Africa [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	8.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Current maturities of debt	$ 2,135
Other financial obligations	1,250
Cash flows provided by operating activities from continuing operations	1,975
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit loss	$ 84